Financial Instruments - Additional Information (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($) Customer	Dec. 31, 2022 USD ($)
Derivative Instruments, Gain (Loss) [Line Items]
Book value of senior notes	$ 4,500
Accounts receivable net	$ 7,881	$ 6,791
Supplier financing programme current financial statement position extensible enumeration	Accounts payable	Accounts payable
Supplier financing programme obligation current	$ 132	$ 135
Minimum [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Supplier financing programme payment timing period	6 months
Maximum [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Supplier financing programme payment timing period	18 months
Sales Revenue, Net [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Number of largest customers | Customer	6
Sales Revenue, Net [Member] | Customer Concentration Risk [Member] | Six Largest Company [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Percentage of sales to six largest customers	76.00%	79.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Newer Electric Vehicle Focused Customers [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Accounts receivable net	$ 600
Fair Value, Inputs, Level 1 [Member] | Senior Notes [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Estimated fair value of notes payable	4,400
Foreign Exchange Forward [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Foreign exchange forward contracts, gain recognized in other comprehensive loss	79
Foreign exchange forward contracts, loss recognized in other comprehensive loss	$ 15